STOCKHOLDERS’ DEFICIT	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Equity [Abstract]
STOCKHOLDERS’ DEFICIT

NOTE 7 – STOCKHOLDERS’ DEFICIT

Increase in Authorized Shares of Common Stock and Reverse Stock Split

On February 4, 2020 the Directors resolved to increase the Common Stock of the Company from 100,000,000 authorized shares to 1,000,000,000 authorized shares and believes that such number of authorized shares of Common Stock will be in the best interests of the Corporation and its stockholders because the Board believes that the availability of more shares of Common Stock for issuance will allow the Corporation greater flexibility in pursuing financing from investors, meeting business needs as they arise, taking advantage of favorable opportunities and responding to a changing corporate environment. The Company filed the necessary documents with the U.S. Securities and Exchange Commission on February 6, 2020 and with the amendment to the authorized shares being approved by the State of Delaware on March 13, 2020.

On November 17, 2020, the Company effected a one-for-one thousand (1:1,000) reverse stock split of the Company’s issued and outstanding shares of common stock (the “Reverse Stock Split”). Proportional adjustments for the Reverse Stock Split were made to the Company’s outstanding stock options, warrants and equity incentive plans. All share and per-share data and amounts have been retroactively adjusted as of the earliest period presented in the consolidated financial statements to reflect the Reverse Stock Split.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
SEPTEMBER 30, 2021

(Unaudited)

Preferred Stock

The total number of shares of preferred stock that the Company is authorized to issue is 1,500,005, $0.01 par value per share. These preferred shares have no rights to dividends, profit sharing or liquidation preferences.

Of the total preferred shares authorized, 500,000 have been designated as Series A Preferred Stock (“Series A Preferred Stock”), pursuant to the Certificate of Designation filed with the Secretary of State of the State of Delaware on December 9, 2014. James Nathanielsz, the Company’s Chief Executive Officer and Chief Financial Officer, beneficially owns all of the outstanding shares of Series A Preferred Stock via North Horizon Pty Ltd., which entitles him, as a holder of Series A Preferred Stock, to vote on all matters submitted or required to be submitted to a vote of the Company’s stockholders, except election and removal of directors, and each share of Series A Preferred Stock entitles him to two votes per share of Series A Preferred Stock. North Horizon Pty Ltd. is a Nathanielsz Family Trust. Mr. James Nathanielsz, the Chief Executive Officer, Chief Financial Officer and a director of our Company, has voting and investment power over these shares. 500,000 shares of Series A Preferred Stock are issued and outstanding as of September 30, 2021 and June 30, 2021.

Of the total preferred shares authorized, pursuant to the Certificate of Designation filed with the Secretary of State of the State of Delaware on June 16, 2015, up to five shares have been designated as Series B Preferred Stock (“Series B Preferred Stock”). Each holder of outstanding shares of Series B Preferred Stock is entitled to voting power equivalent to the number of votes equal to the total number of shares of common stock outstanding as of the record date for the determination of stockholders entitled to vote at each meeting of stockholders of the Company and entitled to vote on all matters submitted or required to be submitted to a vote of the stockholders of the Company. One share of Series B Preferred Stock is issued and outstanding as of September 30, 2021 and June 30, 2021. Mr. Nathanielsz directly beneficially owns such one share of Series B Preferred Stock.

No additional shares of Series A Preferred Stock or Series B Preferred Stock were issued during the three months ended September 30, 2021 and fiscal year 2021.

Common Stock:

Shares issued for conversion of convertible debt

From July 1, 2021 through September 30, 2021, the Company issued an aggregate of 9,445,009 shares of its common stock at an average contractual conversion price of $0.02, ranging from $0.02 to $0.04, as a result of the conversion of principal of $189,849, interest of $8,087 and conversion fees $2,250 underlying certain outstanding convertible notes converted during such period. The total recorded to equity was $200,186.

The Company reclassified $109,643, net of reversal of put premium upon cancellation of conversion notices by two lenders discussed above, to additional paid in capital following conversions during the three months ended September 30, 2021.

The Company has 197,308,116 shares of its common stock reserved for future issuances based on lender reserve requirements pursuant to underlying financing agreements at September 30, 2021.

Shares issued for services and accrued expenses

On August 12, 2021, the Board approved the issuance of 2,800,000 shares of the Company’s common stock for bonus payable of $84,000 as of June 30, 2021 to an employee who is the wife of the CEO of the Company. The 2,800,000 shares of common stock were valued at approximately $0.03 per share or $87,920, being the closing price of the stock on the date of grant. The shares were issued on August 17, 2021. The Company recorded stock-based compensation of $3,920 during the three months ended September 30, 2021 and reclassified bonus payable of $84,000 to additional paid in capital upon issuance.

On August 12, 2021, the Board approved the issuance of 166,667 shares of the Company’s common stock for legal services rendered for the month of August 2021. The 166,667 shares of common stock were valued at approximately $0.05 per share or $7,883, being the closing price of the stock on August 31, 2021, the date of grant. The shares were issued on September 3, 2021. The Company recorded stock-based compensation of $7,883 during the three months ended September 30, 2021.

In September 2021, the Company issued 2,819,712 shares of the Company’s common stock to a consultant for services rendered from July 2021 to September 2021. The Company issued 2,819,712 shares of the Company’s common stock valued at approximately $0.04 per share or $104,611, being the closing price of the stock on the date of grant to such consultant. The Company recorded stock-based compensation of $104,611 during the three months ended September 30, 2021.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
SEPTEMBER 30, 2021

(Unaudited)

Nathanielsz Cancellation Agreement

On August 12, 2021, the Company entered into a Cancellation Agreement with James Nathanielsz (“Nathanielsz”), Chief Executive Officer and Director of the Company, whereby Nathanielsz agreed to cancel his cash compensation bonus award for fiscal year 2021, ended June 30, 2021, in exchange for common stock of the Company. The Company and Nathanielsz entered into an Amended and Restated Employment Agreement dated May 14, 2019 (the “Agreement”). Pursuant to the terms of the Agreement, Nathanielsz was eligible to earn an annual fiscal year cash performance bonus for each fiscal year of his employment period with the Company with a target performance bonus of 200% of his average annualized base salary during the fiscal year for which the performance bonus is earned. On July 20, 2021, Nathanielsz was awarded a “target” bonus of 78%, or $177,840 USD (the “Debt”) for the fiscal year ended June 30, 2021, by the Company’s Board of Directors (the “Board”). Pursuant to the Cancellation Agreement, Nathanielsz agreed to cancel this Debt in exchange for 5,928,000 shares of the common stock of the Company (the “Shares”), valued at approximately $0.03 per share or $186,139, being the closing price of the stock on the date of grant. The shares were issued on August 17, 2021. The Company recorded stock-based compensation of $8,299 during the three months ended September 30, 2021 and reclassified bonus payable of $177,840 to additional paid in capital upon issuance.

Kenyon Cancellation Agreement

On August 12, 2021, the Company entered into a Cancellation Agreement with Dr. Julian Kenyon (“Kenyon”), Chief Scientific Officer and Director of the Company, whereby Kenyon agreed to cancel of $102,600 USD of accrued salary due him as of June 30, 2021, pursuant to that certain Amended and Restated Services Agreement by and between Kenyon and the Company, dated May 14, 2019, in exchange for 3,420,000 shares of common stock of the Company (the “Shares”), valued at approximately $0.03 per share or $107,388, being the closing price of the stock on the date of grant. The shares were issued on August 17, 2021. The Company recorded stock-based compensation of $4,788 during the three months ended September 30, 2021 and reclassified accrued expenses of $102,600 to additional paid in capital upon issuance.

Zelinger Amended and Restated Director Agreement

On August 12, 2021, the Company entered into an Amended and Restated Director Agreement (the “Director Agreement”) with Josef Zelinger (“Zelinger”). Pursuant to the terms of the Director Agreement, the Company shall pay Zelinger a base salary of $250.00 AUD ($184 USD) per month, payable on the first day of each month. In addition, the Company may compensate Zelinger additional consideration for advisory services performed by the Director, either in the form of cash or common stock, at the discretion of the Board. The Company issued 2,800,000 shares of common stock of the Company for accrued director services of $84,000 as of June 30, 2021. The 2,800,000 shares of common stock were valued at approximately $0.03 per share $87,920, being the closing price of the stock on the date of grant. The shares were issued on August 17, 2021. The shares were issued on August 17, 2021. The Company recorded stock-based compensation of $3,920 during the three months ended September 30, 2021 and reclassified accrued expenses of $84,000 to additional paid in capital upon issuance.

Shares issued for exercise of warrants

From July 9, 2021 through September 27, 2021, the Company received aggregate gross proceeds of $275,000 and subscription receivable of $100,000 from the exercise of 9,375 Series B Warrants and issued 6,875 shares of common stock and 2,500 shares of common stock issuable as of September 30, 2021.

During the three months ended September 30, 2021, additionally, the Company issued 2,399,988 shares of common stock and 1,999,990 shares of common stock issuable from the alternate cashless exercise of 22 Series A warrants. The Company recognized the value of the effect of a down round feature in such warrants when triggered. Upon the occurrence of the triggering event that resulted in a reduction of the strike price, the Company measured the value of the effect of the feature as the difference between the fair value of the warrants without the down round feature or before the strike price reduction and the fair value of the warrants with a strike price corresponding to the reduced strike price upon the down round feature being triggered. Accordingly, the Company recognized deemed dividend of $114,844 and a corresponding reduction of income available to common stockholders upon the alternate cashless exercise of these warrants.

A total of 2,002,490 common stock issuable were issued in October 2021. The Company collected the $100,000 subscription receivable in October 2021.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
SEPTEMBER 30, 2021

(Unaudited)

Warrants:

The following table summarizes warrant activity for the three months ended September 30, 2021:

		Weighted
	Number of	Average
	Shares	Price Per Share
Outstanding at June 30, 2021	121,329	$179.63
Issued	-	-
Exercised	(9,397)	40.37
Forfeited	-	-
Expired	-	-
Outstanding at September 30, 2021	111,932	$191.32

Exercisable at September 30, 2021	76,933	$278.36
Outstanding and Exercisable:

Weighted average remaining contractual term	1.52
Aggregate intrinsic value	$-

No stock warrants were granted during the three months ended September 30, 2021.

Options:

A summary of the Company’s option activity during the three months ended September 30, 2021 is presented below:

		Weighted
	Number of	Average Exercise
	Shares	Price Per Share
Outstanding at June 30, 2021	59	$13,730
Issued	-	-
Exercised	-	-
Forfeited	-	-
Expired	-	-
Outstanding at September 30, 2021	59	$4,533.33

Exercisable at September 30, 2021	39	$4,530.93
Outstanding and Exercisable:

Weighted average remaining contractual term	7.62
Weighted average fair value of options granted during the period	$-
Aggregate intrinsic value	$-

During the three months ended September 30, 2021 and 2020, the Company recognized stock-based compensation of $20,718 and $20,718, respectively related to vested stock options. There was $51,796 of unvested stock options expense as of September 30, 2021 that will be recognized through May 2022 or 0.62 years.

No stock options were granted during the three months ended September 30, 2021.

NOTE 8 – STOCKHOLDERS’ DEFICIT

Increase in Authorized Shares of Common Stock and Reverse Stock Split

On February 4, 2020 the Directors resolved to increase the Common Stock of the Company from 100,000,000 authorized shares to 1,000,000,000 authorized shares and believes that such number of authorized shares of Common Stock will be in the best interests of the Corporation and its stockholders because the Board believes that the availability of more shares of Common Stock for issuance will allow the Corporation greater flexibility in pursuing financing from investors, meeting business needs as they arise, taking advantage of favorable opportunities and responding to a changing corporate environment. The Company filed the necessary documents with the U.S. Securities and Exchange Commission on February 6, 2020 and with the amendment to the authorized shares being approved by the State of Delaware on March 13, 2020.

On November 17, 2020, the Company effected a one-for-one thousand (1:1,000) reverse stock split of the Company’s issued and outstanding shares of common stock (the “Reverse Stock Split”). Proportional adjustments for the Reverse Stock Split were made to the Company’s outstanding stock options, warrants and equity incentive plans. All share and per-share data and amounts have been retroactively adjusted as of the earliest period presented in the consolidated financial statements to reflect the Reverse Stock Split.

Preferred Stock

The total number of shares of preferred stock that the Company is authorized to issue is 1,500,005, $0.01 par value per share. These preferred shares have no rights to dividends, profit sharing or liquidation preferences.

Of the total preferred shares authorized, 500,000 have been designated as Series A Preferred Stock (“Series A Preferred Stock”), pursuant to the Certificate of Designation filed with the Secretary of State of the State of Delaware on December 9, 2014. James Nathanielsz, the Company’s Chief Executive Officer and Chief Financial Officer, beneficially owns all of the outstanding shares of Series A Preferred Stock via North Horizon Pty Ltd., which entitles him, as a holder of Series A Preferred Stock, to vote on all matters submitted or required to be submitted to a vote of the Company’s stockholders, except election and removal of directors, and each share of Series A Preferred Stock entitles him to two votes per share of Series A Preferred Stock. North Horizon Pty Ltd. is a Nathanielsz Family Trust. Mr. James Nathanielsz, the Chief Executive Officer, Chief Financial Officer and a director of our Company, has voting and investment power over these shares. 500,000 shares of Series A Preferred Stock are issued and outstanding as of June 30, 2021 and 2020.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2021 and 2020

Of the total preferred shares authorized, pursuant to the Certificate of Designation filed with the Secretary of State of the State of Delaware on June 16, 2015, up to five shares have been designated as Series B Preferred Stock (“Series B Preferred Stock”). Each holder of outstanding shares of Series B Preferred Stock is entitled to voting power equivalent to the number of votes equal to the total number of shares of common stock outstanding as of the record date for the determination of stockholders entitled to vote at each meeting of stockholders of the Company and entitled to vote on all matters submitted or required to be submitted to a vote of the stockholders of the Company. One share of Series B Preferred Stock is issued and outstanding as of June 30, 2021 and 2020. Mr. Nathanielsz directly beneficially owns such one share of Series B Preferred Stock.

No additional shares of Series A Preferred Stock or Series B Preferred Stock were issued during fiscal year 2021 and 2020.

Common Stock

Shares Issued for Cash

April 3, 2020 Security Purchase Agreement

On April 3, 2020, the Company closed on a transaction related to a Securities Purchase Agreement (the “Securities Purchase Agreement”) entered into on March 30, 2020, whereby an investor (the “Investor”) purchased from the Company, 7,500 units (the “Units”), each consisting of (i) 1.5 shares of the Company’s common stock (the “Common Stock”), or pre-funded warrants (the “Prefunded Warrants”) upon Investor’s election due to the 4.99% blocker provision as discussed below and (ii) 1.5 warrants to purchase one share of Common Stock (“Series A Warrants”, and collectively with the Common Stock the “Units”). In addition to the Units, the Investor was issued 63,750 warrants to purchase one share of Common Stock (the “Series B Warrants”) and an additional 63,750 warrants to purchase one share of Common Stock, subject to a vesting schedule (the “Series C Warrants” and, together with the Prefunded Warrants, the Series A Warrants, and the Series B Warrants, the “Warrants”).

The aggregate purchase price for the Units, the Series A Warrants with exercise price of $200 per share, the Series B Warrants with exercise price of $40 per share and the Series C Warrants with exercise price of $200 per share, of $450,000 was paid at closing (the “Purchase Price”) or $60 per unit purchase price (see Warrants below). The Company received net proceeds of $424,990, net of offering cost of $25,010.

The Securities Purchase Agreement contains a blocker provision whereby the Investor or any of its affiliates would not beneficially own in excess of 4.99% of the outstanding number of shares of Common Stock (“Beneficial Ownership Limitation”). As such, the Investor may elect to purchase Prefunded Warrants equal to the same number of shares of Common Stock that the Company would have been issued.

Due to the Beneficial Ownership Limitation, the 11,250 shares of Common Stock underlying the Units issuable at closing of the Securities Purchase Agreement are comprised of 804 shares of restricted Common Stock and 10,446 Prefunded Warrants with exercise price of $1 (but can be less than par value). The Prefunded Warrants shall be exercisable immediately and shall expire when exercised in full.

The Securities Purchase Agreement contains such representations, warranties and covenants as are typical for a transaction of this nature.

Shares issued for conversion of convertible debt

During the year ended June 30, 2020, the Company issued 247,619 shares of its common stock at an average contractual conversion price of $7, ranging from $2 to $910, as a result of the conversion of principal and interest in the aggregate amount of $1,814,336 underlying certain outstanding principal amount and accrued interest of convertible notes converted during such period, including $15,000 of conversion fees. The total recorded to equity was $2,125,174. Notes with principal amounts totaling $254,500 and accrued interest of $15,408 contained bifurcated embedded conversion option derivatives. Accordingly, the fair market value of the shares issued was $565,746 resulting in a loss on extinguishment at the time of conversion of $295,838 and $362,961 of derivative fair value was recorded as a gain on extinguishment at the time of conversion. The Company reclassified $874,924 in put premiums to additional paid in capital following conversions during the year ended June 30, 2020.

During the year ended June 30, 2021, the Company issued an aggregate of 8,786,113 shares of its common stock at an average contractual conversion price of $0.13, ranging from $0.03 to $2.00, as a result of the conversion of principal of $1,018,867, interest of $103,321 and conversion fees $16,500 underlying certain outstanding convertible notes converted during such period. The total recorded to equity was $1,239,075 prior to the reversal of unissued shares.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2021 and 2020

There were 24,427 unissued shares which were considered issuable for accounting purposes during the first quarter of fiscal 2021 related to conversion notices dated and received in September 2020. In November 2020, the Company was notified by the note holder of the cancellation of these conversion notices and as such the Company reversed the effects of these transactions thereby increasing the principal balance by $19,600, accrued interest of $416 and put premium by $11,785 and a corresponding decrease in equity of $31,801.

Converted notes totaling principal amount of $95,000 and accrued interest of $3,000 contained bifurcated embedded conversion option derivatives. Accordingly, the fair market value of the shares issued was $178,368 resulting in a loss on extinguishment at the time of conversion of $80,368 and $130,975 of derivative fair value was recorded as a gain on extinguishment at the time of conversion.

The Company reclassified $590,504 to additional paid in capital following conversions of notes accounted for as stock settled debt during the year ended June 30, 2021.

The Company has 197,308,116 shares of its common stock reserved for future issuances based on lender reserve requirements pursuant to underlying financing agreements at June 30, 2021.

Shares issued for services

On July 19, 2019, the Company entered into an agreement with a certain consultant to provide services over a two-month period beginning July 1, 2019 and ending September 1, 2019 in exchange for 20 shares of the Company’s common stock. On July 19, 2019, the Company issued the 20 shares of the Company’s common stock valued at $1,990 per share; being the closing price of the stock on the date of the agreement, to such consultant, or $39,800, which will be amortized over the term of the agreement. The Company recorded $39,800 of consulting expense with respect to such shares of its common stock during the year ended June 30, 2020.

Between February 3, 2020 and June 26, 2020, the Company issued an aggregate of 8,709 shares of the Company’s common stock to a consultant for services rendered pursuant to an engagement agreement dated on September 10, 2019 which agreement was later amended in February 2020. Between February 3, 2020 and June 26, 2020, the Company issued an aggregate of 8,709 shares of the Company’s common stock valued at an average price of $8 per share; being the closing price of the stock on the date of the agreement, to such consultant, or $73,842. The Company recorded $73,842 of consulting expense with respect to such shares of its common stock during the year ended June 30, 2020.

On March 22, 2021, the Company issued an aggregate of 225,037 shares of the Company’s common stock to a consultant for services rendered from January 1, 2021 to March 22, 2021. The Company issued 225,037 shares of the Company’s common stock valued at $0.30 per share, being the closing price of the stock on the date of grant to such consultant, or $67,511. The Company recorded $67,511 of consulting expense with respect to such shares of its common stock during the year ended June 30, 2021.

Between March 2021 and June 2021, the Company issued an aggregate of 580,609 shares of the Company’s common stock to a consultant for services rendered from April 1, 2021 to June 30, 2021. The Company issued 580,609 shares of the Company’s common stock valued at $0.10 per share, being the closing price of the stock on the date of grant to such consultant, or $58,061. The Company recorded $58,061 of consulting expense with respect to such shares of its common stock during the year ended June 30, 2021.

Shares issued for exercise of warrants

During the year ended June 30, 2021, the Company received aggregate gross proceeds of $776,044 from the exercise of 10,445 prefunded warrants and 19,375 Series B Warrants resulting in the issuance of 29,820 shares of common stock.

Additionally, during 2021 the Company issued 4,199,979 shares of common stock from the alternate cashless exercise of 20 Series A and 1 Series C warrants. The Company recognized the value of the effect of a down round feature in such warrants when triggered. Upon the occurrence of the triggering event that resulted in a reduction of the strike price, the Company measured the value of the effect of the feature as the difference between the fair value of the warrants without the down round feature or before the strike price reduction and the fair value of the warrants with a strike price corresponding to the reduced strike price upon the down round feature being triggered. Accordingly, the Company recognized deemed dividend of $391,749 and a corresponding reduction of income available to common stockholders upon the alternate cashless exercise of these warrants.

Restricted Stock Units

Pursuant to employment agreements dated in May 2019, the Company granted an aggregate of 78 and 39 restricted stock unit to the Company’s Chief Executive Officer and Chief Scientific Officer, respectively. The total 117 restricted stock units are subject to vesting terms as defined in the employment agreements. The 117 restricted stock units were valued at the fair value of $4,250 per unit or $497,240 based on the quoted trading price on the date of grant. During the year ended June 30, 2021 and 2020, the Company recognized stock-based compensation of $0 and $217,543, respectively, related to vested restricted stock units. There were $248,620 unrecognized restricted stock units expense as of June 30, 2021. There are 59 unvested restricted stock units which are subject to various performance conditions which have not yet been met and such restricted stock units have not yet vested as of June 30, 2021 and 2020 to which the $248,620 relates.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2021 and 2020

Options

A summary of the Company’s option activity during the years ended June 30, 2021 and 2020 is presented below:

	Number of	Weighted Average
	Options	Price Per Share
Outstanding at June 30, 2019	60	$76,370
Issued	-	-
Exercised	-	-
Expired	-	-
Outstanding at June 30, 2020	60	$76,370
Issued	-	-
Exercised	-	-
Expired	(1)	3,750,000
Outstanding at June 30, 2021	59	$13,730

Exercisable at June 30, 2021	40	$18,193
Outstanding and Exercisable:

Weighted average remaining contractual term	7.86
Weighted average fair value of options granted during the period	$-
Aggregate intrinsic value	$-

On the Effective Date, the Company’s board of directors approved and adopted the Company’s 2019 Equity Incentive Plan (the “2019 Plan”), which reserves a total of 234 shares of the Company’s common stock for issuance under the 2019 Plan. Incentive awards authorized under the 2019 Plan include, but are not limited to, incentive stock options, non-qualified stock options, restricted stock awards and restricted stock units.

During the year ended June 30, 2021 and 2020, the Company recognized stock-based compensation of $82,872 and $82,873 related to vested stock options. There was $72,514 of unvested stock options expense as of June 30, 2021 that will be recognized over a remaining vesting period of 0.87 year.

No stock options were granted during the years ended June 30, 2021 and 2020.

Warrants

The following table summarizes warrant activity for the years ended June 30, 2021 and 2020:

	Number of	Weighted Average
	Warrants	Price Per Share
Outstanding at June 30, 2019	-	$-
Issued	151,170	150.00
Exercised	-	-
Forfeited	-	-
Expired	-	-
Outstanding at June 30, 2020	151,170	$150.00
Issued	-	-
Exercised	(29,841)	26.15
Forfeited	-	-
Expired	-	-
Outstanding at June 30, 2021	121,329	$179.63

Exercisable at June 30, 2021	76,955	$283.21
Outstanding and Exercisable:

Weighted average remaining contractual term	1.77
Aggregate intrinsic value	$-

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2021 and 2020

In connection with the issuance of the August 2019 Auctus Note, the Company issued common stock purchase warrants to Auctus to purchase 450 shares of the Company’s common stock (the “First Warrant”) as a commitment fee upon the terms and subject to the limitations and conditions set forth in such First Warrant at an “Exercise Price” of $2,250. In connection with the issuance of the Note, the Company shall issue a common stock purchase warrant to Buyer to purchase 300 shares of the Company’s common stock (the “Second Warrant”) as a commitment fee upon the terms and subject to the limitations and conditions set forth in such Second Warrant at an “Exercise Price” of $3,330. In connection with the issuance of the Note, the Company shall issue a common stock purchase warrant to Buyer to purchase 225 shares of the Company’s common stock (the “Third Warrant”) as a commitment fee upon the terms and subject to the limitations and conditions set forth in such Third Warrant at an “Exercise Price” of $4,500. The First Warrant, Second Warrant, and Third Warrant shall collectively be referred as the “Warrants”. The Warrants have an “Exercise Period” of five years from the date of issuance being August 30, 2019 (see Note 6).

On September 10, 2019, the Company entered into an agreement with a certain consultant to provide services over a three-month period beginning September 10, 2019 and ending December 10, 2019 in exchange for 1,000 warrants to purchase the Company’s common stock at $2,000 per share with an expiry date of September 10, 2022. The Fair Market Value of the warrants was $984,810 on the date of grant as calculated under the Black Scholes Option Pricing model. The Company recorded $984,810 of share-based compensation expenses with respect to the grant of such warrants during the year ended June 30, 2020.

In connection with the issuance of shares on April 3, 2020 as discussed above, the Company closed on a transaction related to a Securities Purchase Agreement (the “Securities Purchase Agreement”) entered into on March 30, 2020, whereby an investor purchased from the Company, 7,500 units, each consisting of (i) 1.5 shares of the Company’s common stock, or pre-funded warrants upon Investor’s election due to the 4.99% blocker provision and (ii) 1.5 warrants to purchase one share of Common Stock (“Series A Warrants”, and collectively with the Common Stock the “Units”). In addition to the Units, the Investor was issued 63,750 warrants to purchase one share of Common Stock (the “Series B Warrants”) and an additional 63,750 warrants to purchase one share of Common Stock, subject to a vesting schedule (the “Series C Warrants” and, together with the Prefunded Warrants, the Series A Warrants, and the Series B Warrants, the “Warrants”).

Due to the Beneficial Ownership Limitation, the Company granted 10,445 Prefunded Warrants with exercise price of $0.10 (but can be less than par value). The Prefunded Warrants shall be exercisable immediately and shall expire when exercised in full.

Series A Warrants

Pursuant to the Securities Purchase Agreement entered into March 20, 2020 as discussed above, the Investor purchased Series A Warrants to purchase up to 11,250 shares of Common Stock, subject to adjustment as provided therein. The Series A Warrants have a cash exercise price of $200 per share and are immediately exercisable and expire in 3 years. The Series A Warrants contain a provision for cashless exercise in the event there is no effective registration statement registering the shares underlying the Series A Warrants calculated based on the difference between the exercise price of the Series A Warrant and the trading price of the stock (the “Cashless Exercise”).Additionally, the Series A Warrants contain a provision for a cashless conversion at the Holder’s option should the trading price of the Common Stock fall below $200 per share calculated based on the difference between the exercise price of the Series A Warrant and 70% of the Market Price, as defined therein (the” Alternate Cashless Exercise”). See above “Shares issued for exercise of warrants” for discussion of deemed dividend related to alternate cashless exercise.

Series B Warrants

Pursuant to the Securities Purchase Agreement entered into March 20, 2020 as discussed above, the Investor purchased Series B Warrants to purchase up to 63,750 shares of Common Stock, subject to adjustment as provided therein; provided, however, commencing on the 90th day following the effective date, the Company may reduce the number of Warrant Shares issuable upon exercise thereof by 37,500 upon 10 Trading Days’ prior written notice to the Holder provided that the Company issues to the Holder 3,750 shares of Common Stock (or, at the election of the Holder, an equivalent number of pre-funded warrants) and Series A Warrants to purchase up to 3,750 shares of Common Stock, which shares shall be issued pursuant to a registration statement without restrictions on resale. The Series B Warrants have a cash exercise price of $40 per share and expire in 3 years. The Series B Warrants contain a provision for Cashless Exercise.

Series C Warrants

Pursuant to the Securities Purchase Agreement entered into March 20, 2020 as discussed above, the Investor purchased Series C Warrants to purchase up to 63,750 shares of Common Stock, subject to adjustment as provided therein and expire in 3 years. The Series C Warrants have a cash exercise price of $200 per share, subject to a vesting schedule, which is based on such Holder’s exercise of the Series B Warrants (warrants shall be exercisable ratably upon exercise of Series B Warrants). The Series C Warrants contain provisions for Cashless Exercise and Alternate Cashless Exercise.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2021 and 2020

Exercise of Warrants

During the year ended June 30, 2021, the Company received aggregate gross proceeds of $776,044 from the exercise of 10,445 prefunded warrants and 19,375 Series B Warrants resulting in the issuance of 29,820 shares of common stock. Additionally, the Company issued 4,199,979 shares of common stock from the alternate cashless exercise of 20 Series A and 1 Series C warrants.